Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases

2016	$21,679
2017	15,815
2018	12,420
2019	8,697
2020	6,189
Thereafter	14,294
Total minimum rental payments	$79,094

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2015	2014	2013

Total rental expense	$40,021	$39,606	$38,992